REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF RECOGNIZED AMOUNTS RELATED TO REVENUE

The Company recognized the following amounts related to revenue:

	2021	2020
	$	$
Concentrate revenue from contracts with customers	37,846	25,970
Provisional pricing adjustments on concentrate sales	109	(264)
Revenue from toll milling services	-	496
Total revenue	37,955	26,202

SCHEDULE OF DISAGGREGATION OF REVENUE

The following table sets out the disaggregation of revenue by metal and form of sale:

	2021	2020
	$	$
Concentrate revenue:
Silver	24,043	16,963
Lead	5,730	3,571
Zinc	8,182	5,172
Revenue from toll milling services	-	496
Total revenue	37,955	26,202